Subsequent Events (Narrative) (Detail) - Subsequent Event [Member] ¥ / shares in Units, ¥ in Millions					1 Months Ended
	Jun. 29, 2016 JPY (¥) ¥ / shares	May 30, 2016 USD ($)	May 13, 2016 JPY (¥)	Apr. 01, 2016 JPY (¥)	Jun. 13, 2016 JPY (¥) shares	May 30, 2016 EUR (€)	May 16, 2016 JPY (¥) shares
Subsequent Event [Line Items]
Number of the core companies a performance-based stock compensation plan introduced							4
Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Redemption Date		Jul. 25, 2016
MUFG Capital Finance 1 Limited [Member] | Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Redemption amount | $		$ 2,300,000,000
MUFG Capital Finance 2 Limited [Member] | Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Redemption amount | €						€ 750,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of own shares repurchased | shares					190,614,800
Approximate repurchase value in aggregate of own shares based on the discretionary dealing contract					¥ 100,000
Dividends payable, date of record to be entitled	Mar. 31, 2016
Dividends payable, amount per share | ¥ / shares	¥ 9
Dividends payable, total amount	¥ 124,116
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares allowed for repurchase | shares							230,000,000
Approximate percentage of shares allowed for repurchase over total number of outstanding shares							1.67%
Aggregate amount of shares allowed for repurchase							¥ 100,000
BTMU's Acquisition of Security Bank Corporation [Member]
Subsequent Event [Line Items]
Percentage of aggregated equity interest on fully diluted basis after acquisition				20.00%
Amount of equity interest on a fully diluted basis after acquisition				¥ 91,250
Capital and Business Alliance of Hitachi Capital Corporation [Member]
Subsequent Event [Line Items]
Percentage of aggregated equity interest on fully diluted basis after acquisition			23.00%
Amount of equity interest on a fully diluted basis after acquisition			¥ 91,407